Business Combination (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended
	Apr. 23, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed:
Estimated goodwill (b) - (a)	$ 470,900	$ 480,578	$ 4,738	$ 4,738	$ 4,399
Amount allocated to goodwill	470,900	$ 480,578	4,738	$ 4,738	$ 4,399
Sbtech Member
Business Acquisition [Line Items]
Equity interest acquired		100.00%
Shares, options, and earnout shares issued for acquisition		45,017
Weighted average fair value		$ 17.53
Increase in consideration based on increase as defined in Business Combination Agreement		$ 10.17
Purchase consideration
Cash consideration(1)		$ 182,862
Share consideration(2)		789,065
Other cash consideration(3)		3,614
Total SBTech consideration	975,541	$ 975,541
Share consideration (in shares)		3,557
Share consideration excluding contingent consideration		$ 776,524
Contingent consideration for earnout shares issued to former stockholders		$ 12,541
Vested options		40,739
Contingent consideration for earnout shares issued to former stockholders (in shares)		720
Preliminary pending finalization of valuation analyses pertaining to intangible assets acquired and tax liabilities assumed
Cash and cash equivalents	9,639
Trade receivables	18,741
Other current assets	1,848
Property and equipment	10,677
Intangible assets	490,513
Other non-current assets	1,017
Total identifiable assets acquired	532,435
Liabilities assumed:
Accounts payable and accrued expenses	23,613
Other long-term liabilities	4,226
Total liabilities assumed	27,839
Net assets acquired (a)	504,596
Estimated purchase consideration (b)	975,541	$ 975,541
Estimated goodwill (b) - (a)	470,945
Amount allocated to goodwill	470,945
B2c Segments Member
Liabilities assumed:
Estimated goodwill (b) - (a)		353,083	4,738
Amount allocated to goodwill		353,083	$ 4,738
B2c Segments Member | Sbtech Member
Liabilities assumed:
Estimated goodwill (b) - (a)	348,300
Amount allocated to goodwill	348,300
B2b Segments Member
Liabilities assumed:
Estimated goodwill (b) - (a)		127,495
Amount allocated to goodwill		$ 127,495
B2b Segments Member | Sbtech Member
Liabilities assumed:
Estimated goodwill (b) - (a)	122,600
Amount allocated to goodwill	$ 122,600